INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin 53212

VIA EDGAR

December 29, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust–File Nos. 333-122901 and 811-21719 (the “Registrant”) on behalf of the AAM/HIMCO Unconstrained Bond Fund

Ladies and Gentlemen:

This letter is in response to the comments received from staff of the Securities and Exchange Commission (the “Commission”) by telephone on December 23, 2014 on the Registrant’s registration statement filed on Form N-1A with respect to the AAM/HIMCO Unconstrained Bond Fund (the “Fund”), a series of the Registrant.  Responses to all of the comments are included below and, as appropriate, are reflected in Post-Effective Amendment Number 590 to the Fund’s Form N-1A registration statement (the “Amendment”) filed concurrently with this correspondence.

PROSPECTUS

SUMMARY SECTION

Fees and Expenses of the Fund
1.
Instruction 4(f) to Item 3 on Form N-1A states to “include the second 1-, 3-, 5- and 10 year periods and related narrative explanation only if a sales charge (load) or other fee is charged upon redemption”.  Since Class A shares and Class I shares do not have a sales (load) or other fee charged upon redemption, they should not be included in the 2nd table under the “Example”.

Response:  Please note that per the Fee and Expense table on page 1, a deferred sales load of 1.00% is imposed on redemptions of Class C shares within 12 months of their purchase.  Accordingly, Class C shares should remain in the second table under the Example.  The Registrant has removed Class A shares and Class I shares from the second table under the Example.

Principal Investment Strategies
2.
With respect to question number 9 on the SEC Correspondence Letter filed on December 19, 2014 (the “Correspondence Letter”), clarify how derivatives are valued for the purpose of calculating the 80% investment policy.

Response:  The Registrant confirms that for purposes of calculating the 80% investment policy, derivatives held by the Fund will be valued using their market value.

Principal Risks of Investing

3.
With respect to question number 10 on the Correspondence Letter, the heading entitled, “Interest Rate Risk,” has an example of a three-year duration.  The three-year duration example should be changed to reflect a longer duration since the Fund is not limited to a three-year duration.

Response:  The Registrant has revised the language as follows:

Interest Rate Risk.  Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities.  For example, the price of a security with an eight-year duration would be expected to drop by approximately 8% in response to a 1% increase in interest rates.  Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income.  These risks are greater during periods of rising inflation.

4.
With respect to question number 11 on the Correspondence Letter, disclosure regarding “foreign exchange transactions” was added to the principal investment strategy.  However, the principal risk disclosure references “forward currency contracts risk”.  The same language should be used for both sections.

Response:  The Registrant has revised the principal risk disclosure as follows:

Foreign Exchange Transaction Risk.  Transactions involving foreign exchange pose currency risk to the Fund.  Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar and thereby affect the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in foreign currency.  Specific types of foreign exchange transactions, such as forward currency contracts, pose additional risks to the Fund.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  Forward currency contracts do not eliminate fluctuations in the value of foreign securities but allow the Fund to establish a fixed rate of exchange for a future point in time.  Use of these contracts can have the effect of reducing returns, limiting opportunities for gain and creating losses.  Gains from foreign currency contracts are typically taxable as income and may notably increase an investor’s tax liability.

Prior Performance for Similar Accounts Managed by the Sub-Advisor

5.
With respect to question number 18 on the Correspondence Letter, a broad-based market index should be included such as an aggregate bond index. The Bank of America Merrill Lynch U.S. Dollar LIBOR 3 Month Constant Maturity Index may still be included in the disclosure.

Response: The Registrant has removed the Prior Performance section of the prospectus.

6.	With respect to question number 19 on the Correspondence Letter, disclose in the Prospectus that “The Fund’s expenses are higher than the Private Account expenses”.

Response:  The Registrant has removed the Prior Performance section of the prospectus.

7.	With respect to question number 20 on the Correspondence Letter, the net returns of the Private Account should be adjusted to reflect the Class A shares front-end sales charge of 3.00%.

Response:  The Registrant has removed the Prior Performance section of the prospectus.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Swap Agreements
8.
With respect to question number 22 on the Correspondence Letter, disclose that when the Fund writes credit default swaps (i.e. selling protection), it will segregate assets in the amount of the notional value of the swap.

Response:  The Registrant has added the following disclosure to the SAI:

 “If the Fund is a seller, the Fund will confirm and document, on a daily basis, that the Fund has liquid assets equal to the notional value of the credit default swap.”

************

The Registrant acknowledges that the adequacy and accuracy of the disclosure in the filing of any Post-Effective Amendment to the Registrant’s Form N-1A registration statement is the responsibility of the Registrant.  In addition, the Registrant acknowledges that any comments on or changes to disclosure in the filing of the Amendment provided by the Commission staff, acting pursuant to its delegated authority, do not foreclose the Commission from taking any action with respect to the filing.  The Registrant also represents that it may not assert the staff’s comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

If you have any questions or additional comments, please contact me at (626) 914-1360.  Thank you.

Sincerely,

/s/JOY AUSILI
Joy Ausili
Investment Managers Series Trust

3